Document And Entity Information - shares	12 Months Ended
	Sep. 30, 2021	Dec. 23, 2021
Document Information Line Items
Entity Registrant Name	Elite Education Group International Limited
Trading Symbol	EEIQ
Document Type	20-F
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding		10,915,313
Amendment Flag	false
Entity Central Index Key	0001781397
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40280
Entity Address, Country	VG
Entity Address, Address Line One	1209 N. University Blvd
Entity Address, City or Town	Middletown
Entity Incorporation, State or Country Code	OH
Entity Address, Postal Zip Code	45042
Title of 12(b) Security	Common Stock, $0.016 par value per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Business Contact
Document Information Line Items
Entity Address, Address Line One	1209 N. University Blvd
Entity Address, City or Town	Middletown
Entity Address, Postal Zip Code	45042
Contact Personnel Name	Jianbo Zhang, CEO
Entity Address, State or Province	OH
City Area Code	+1(513)
Local Phone Number	649-8350